Prepaid Expenses and Other Current Assets (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses and Other Current Assets
Income tax receivable		$ 125,714	$ 162,080
Sales tax receivable		82,924	180,442
Government grants receivable		45,991	22,915
Prepaid software costs		15,462	22,060
Other prepaid expenses			56,775
Total	$ 466,050	$ 270,091	$ 444,272